Schedule of Ordinary Shares that were Excluded from the Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Chemomab Therapeutics Ltd [Member] | Share-Based Payment Arrangement, Option [Member]
Outstanding options to purchase ordinary shares and RSAs	40,589,680	44,471,160	41,564,080	38,494,200	29,873,100